Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Revenues:
Rental income	$ 8,781	$ 80,678
Interest income	14	3,547
Total revenues	8,795	84,225
Expenses:
Depreciation and amortization	3,134	26,591
Interest	3,859	30,319
General and administrative	1,553	14,473
Total expenses	8,546	71,383
Income before income taxes	249	12,842
Income tax expense	242	0
Net income	$ 7	$ 12,842
Net income per common share, basic (dollars per share)	$ 0.00	$ 0.43
Net income per common share, diluted (dollars per share)	$ 0.00	$ 0.43
Weighted-average number of common shares outstanding, basic (shares)	25,110,936	30,109,417
Weighted-average number of common shares outstanding, diluted (shares)	25,186,988	30,171,225
Dividends per common share (dollars per share)	$ 0	$ 0.96